Organization and nature of business (Details)	12 Months Ended
Sep. 30, 2018
Nongyuan Network (VIE)
Organization And Nature Of Business [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 28, 2015
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	0.00%
% of Ownership (VIE)	0.00%
Principal Activities	Trading
FMI
Organization And Nature Of Business [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 28, 2015
Entity Incorporation, State Country Name	Cayman
Principal Activities	Holding Company
Farmmi International
Organization And Nature Of Business [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 20, 2015
Entity Incorporation, State Country Name	Hong Kong
% of Ownership	100.00%
Principal Activities	Holding Company
Farmmi Enterprise
Organization And Nature Of Business [Line Items]
Entity Incorporation, Date of Incorporation	May 23, 2016
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding Company
Farmmi Technology
Organization And Nature Of Business [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 06, 2016
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding Company
Suyuan Agriculture
Organization And Nature Of Business [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 08, 2015
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding Company
Forest Food
Organization And Nature Of Business [Line Items]
Entity Incorporation, Date of Incorporation	May 08, 2003
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	96.15%
Principal Activities	Drying, further processing and distribution of edible fungus
FLS Mushroom
Organization And Nature Of Business [Line Items]
Entity Incorporation, Date of Incorporation	Mar. 25, 2011
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Light processing and distribution of
Farmmi Food
Organization And Nature Of Business [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 26, 2017
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Drying, further processing and distribution of edible fungus